Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2019

OTC-QTLY-1219
1.809071.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.3%
Entertainment - 2.7%
Activision Blizzard, Inc.	3,151,303	$176,568
Electronic Arts, Inc. (a)	2,575	248
NetEase, Inc. ADR	328,362	93,866
Netflix, Inc. (a)	362,364	104,147
Nintendo Co. Ltd. ADR (b)	839,645	39,060
Take-Two Interactive Software, Inc. (a)	399,654	48,098
Tencent Music Entertainment Group ADR (a)(b)	644,669	8,922
Ubisoft Entertainment SA (a)	120,800	7,133
Zynga, Inc. (a)	7,599,386	46,888
		524,930
Interactive Media & Services - 15.1%
58.com, Inc. ADR (a)	11,194	591
Alphabet, Inc.:
Class A (a)	831,273	1,046,406
Class C (a)	410,247	516,956
ANGI Homeservices, Inc. Class A (a)(b)	2,696,671	18,472
CarGurus, Inc. Class A (a)	1,496,539	50,269
Eventbrite, Inc. (a)(b)	24,986	449
Facebook, Inc. Class A (a)	4,726,167	905,770
IAC/InterActiveCorp (a)	286,477	65,102
Match Group, Inc. (b)	870,729	63,555
Pinterest, Inc. Class B	46,430	1,167
Scout24 AG (c)	325,200	20,111
Tencent Holdings Ltd. sponsored ADR (b)	4,165,445	168,701
Twitter, Inc. (a)	2,851,756	85,467
		2,943,016
Media - 1.5%
Cardlytics, Inc. (a)	763,224	31,987
Charter Communications, Inc. Class A (a)	543,506	254,285
Turn, Inc. (Escrow) (a)(d)(e)	1,199,041	797
		287,069
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	185,000	1,752

TOTAL COMMUNICATION SERVICES		3,756,767

CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.0%
Tesla, Inc. (a)(b)	912	287
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	113,339	3,375
Koolearn Technology Holding Ltd. (a)(c)	6,807,500	15,981
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	260,159	31,755
TAL Education Group ADR (a)	823,254	35,244
		86,355
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	46,175	12,542
Eldorado Resorts, Inc. (a)	634,001	28,384
Hilton Grand Vacations, Inc. (a)	117,237	4,072
Hilton Worldwide Holdings, Inc.	7,196	698
Marriott International, Inc. Class A	537,709	68,047
Planet Fitness, Inc. (a)	1,655,204	105,370
Restaurant Brands International, Inc.	679,400	44,449
Royal Caribbean Cruises Ltd.	335,518	36,514
Starbucks Corp.	307,234	25,980
Texas Roadhouse, Inc. Class A	126,032	7,121
Vail Resorts, Inc.	206,358	47,951
Wynn Resorts Ltd.	343,014	41,621
Yum! Brands, Inc.	182,401	18,552
		441,301
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	617,674	1,097,397
Ctrip.com International Ltd. ADR (a)	1,214,443	40,064
eBay, Inc.	3,535,786	124,636
Meituan Dianping Class B (a)	6,867,700	81,919
MercadoLibre, Inc. (a)	291,442	151,993
The Booking Holdings, Inc. (a)	107,602	220,452
		1,716,461
Multiline Retail - 1.0%
Dollar General Corp.	79,857	12,804
Dollar Tree, Inc. (a)	1,579,945	174,426
		187,230
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	275,651	52,972
Five Below, Inc. (a)	381,693	47,754
Lowe's Companies, Inc.	238,471	26,616
National Vision Holdings, Inc. (a)	568,487	13,530
Ross Stores, Inc.	1,105,602	121,251
Tiffany & Co., Inc. (b)	357,007	44,451
Ulta Beauty, Inc. (a)	151,428	35,305
		341,879
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	187,998	4,721
Kontoor Brands, Inc. (b)	6,454	245
lululemon athletica, Inc. (a)	1,016,124	207,564
LVMH Moet Hennessy Louis Vuitton SE	5,627	2,403
PVH Corp.	238,371	20,776
VF Corp.	45,475	3,742
		239,451

TOTAL CONSUMER DISCRETIONARY		3,012,964

CONSUMER STAPLES - 6.0%
Beverages - 2.4%
Diageo PLC	2,298,946	94,098
Fever-Tree Drinks PLC	2,318,807	55,868
Keurig Dr. Pepper, Inc. (b)	2,139,242	60,241
Kweichow Moutai Co. Ltd. (A Shares)	497,475	83,262
Monster Beverage Corp. (a)	1,688,726	94,788
PepsiCo, Inc.	627,160	86,028
		474,285
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	2,450,918	65,440
Costco Wholesale Corp.	920,233	273,410
Performance Food Group Co. (a)	1,057,128	45,044
U.S. Foods Holding Corp. (a)	1,053,730	41,801
Walmart, Inc.	257,261	30,166
		455,861
Food Products - 0.4%
Darling International, Inc. (a)	410,678	7,926
Mondelez International, Inc.	819,009	42,957
The Kraft Heinz Co.	582,884	18,845
		69,728
Personal Products - 0.4%
Coty, Inc. Class A	6,281,327	73,429
Tobacco - 0.5%
Altria Group, Inc.	2,107,295	94,386

TOTAL CONSUMER STAPLES		1,167,689

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cenovus Energy, Inc. (Canada)	183,200	1,561
Centennial Resource Development, Inc. Class A (a)	985,467	3,351
EOG Resources, Inc.	15,192	1,053
Reliance Industries Ltd.	4,822,773	99,332
		105,297
FINANCIALS - 2.3%
Banks - 0.3%
Huntington Bancshares, Inc.	2,961,497	41,846
PacWest Bancorp	529,613	19,590
		61,436
Capital Markets - 1.8%
Cboe Global Markets, Inc.	666,239	76,717
CME Group, Inc.	545,904	112,320
E*TRADE Financial Corp.	503,447	21,039
Northern Trust Corp.	535,710	53,400
S&P Global, Inc.	151,739	39,147
TD Ameritrade Holding Corp.	1,075,818	41,290
Virtu Financial, Inc. Class A	372,099	6,311
		350,224
Consumer Finance - 0.2%
Capital One Financial Corp.	305,276	28,467

TOTAL FINANCIALS		440,127

HEALTH CARE - 7.1%
Biotechnology - 4.8%
Acceleron Pharma, Inc. (a)	309,732	13,898
Agios Pharmaceuticals, Inc. (a)	477,576	14,365
Alexion Pharmaceuticals, Inc. (a)	1,392,635	146,784
Allakos, Inc. (a)(b)	57,669	3,956
Alnylam Pharmaceuticals, Inc. (a)	267,555	23,208
Amgen, Inc.	1,086,446	231,685
AnaptysBio, Inc. (a)	97,747	3,687
Ascendis Pharma A/S sponsored ADR (a)	906	100
bluebird bio, Inc. (a)	376,022	30,458
Blueprint Medicines Corp. (a)	146,521	10,087
Cellectis SA sponsored ADR (a)	388,290	4,605
Chimerix, Inc. (a)	50,773	73
Crinetics Pharmaceuticals, Inc. (a)	91,750	1,616
DBV Technologies SA sponsored ADR (a)(b)	1,027,944	7,350
FibroGen, Inc. (a)	188,298	7,372
G1 Therapeutics, Inc. (a)	311,303	6,606
GenSight Biologics SA (a)(b)(c)	235,248	306
Heron Therapeutics, Inc. (a)	1,785,349	37,939
Intercept Pharmaceuticals, Inc. (a)	402,901	29,323
Ionis Pharmaceuticals, Inc. (a)	413,778	23,056
Neurocrine Biosciences, Inc. (a)	736,102	73,235
Regeneron Pharmaceuticals, Inc. (a)	30,483	9,336
Sage Therapeutics, Inc. (a)	229,451	31,125
Sarepta Therapeutics, Inc. (a)	279,149	23,186
Scholar Rock Holding Corp. (a)	126,731	1,172
The Medicines Company (a)	229,276	12,035
Trevena, Inc. (a)(b)	494,453	475
uniQure B.V. (a)	526,015	26,322
Vertex Pharmaceuticals, Inc. (a)	641,353	125,372
Xencor, Inc. (a)	1,252,945	42,863
		941,595
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	1,316,787	54,910
DexCom, Inc. (a)	116,937	18,036
Hoya Corp. ADR	759,989	66,894
Insulet Corp. (a)	212,527	30,884
Intuitive Surgical, Inc. (a)	139,970	77,396
Neuronetics, Inc. (a)	42,777	381
ViewRay, Inc. (a)(b)	1,040,337	2,705
		251,206
Health Care Providers & Services - 0.4%
Humana, Inc.	220,897	64,988
UnitedHealth Group, Inc.	16,691	4,218
		69,206
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	51,072	77
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	171,008	9,918
Thermo Fisher Scientific, Inc.	107,042	32,325
		42,243
Pharmaceuticals - 0.4%
AstraZeneca PLC:
(United Kingdom)	118,300	11,536
sponsored ADR	1,229,534	60,284
Elanco Animal Health, Inc. (a)	98,347	2,657
TherapeuticsMD, Inc. (a)(b)	379,095	1,008
Zogenix, Inc. (a)	271,853	12,138
		87,623

TOTAL HEALTH CARE		1,391,950

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	43,546
Class C (a)(d)(e)	7,092	1,518
		45,064
Airlines - 0.4%
Spirit Airlines, Inc. (a)	1,059,626	39,800
United Continental Holdings, Inc. (a)	417,474	37,923
Wheels Up Partners Holdings LLC Series B (a)(d)(e)(f)	1,760,377	6,126
		83,849
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	1,242,327	102,666
Machinery - 0.0%
Evoqua Water Technologies Corp. (a)	258,960	4,498
Professional Services - 0.5%
CoStar Group, Inc. (a)	4,752	2,611
Recruit Holdings Co. Ltd.	70,200	2,333
Verisk Analytics, Inc.	583,318	84,406
		89,350
Road & Rail - 1.4%
CSX Corp.	1,084,013	76,174
J.B. Hunt Transport Services, Inc.	23,031	2,708
Lyft, Inc. (b)	1,695,001	70,241
Rumo SA (a)	8,404,900	47,783
Uber Technologies, Inc.	2,383,388	74,326
		271,232
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	264,953	10,476

TOTAL INDUSTRIALS		607,135

INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	173,606	42,459
Cisco Systems, Inc.	4,097,482	194,671
		237,130
IT Services - 4.5%
Akamai Technologies, Inc. (a)	631,058	54,587
Black Knight, Inc. (a)	1,392,946	89,427
Fastly, Inc. Class A (b)	40,078	802
Fidelity National Information Services, Inc.	661,942	87,217
Fiserv, Inc. (a)	192,096	20,389
FleetCor Technologies, Inc. (a)	17,790	5,234
GoDaddy, Inc. (a)	1,370,558	89,127
MasterCard, Inc. Class A	613,224	169,747
PayPal Holdings, Inc. (a)	1,701,679	177,145
Shopify, Inc. Class A (a)	376,926	118,192
Visa, Inc. Class A	194,008	34,700
Wix.com Ltd. (a)	286,645	34,991
		881,558
Semiconductors & Semiconductor Equipment - 11.3%
Analog Devices, Inc.	881,623	94,007
Applied Materials, Inc.	2,923,427	158,625
ASML Holding NV	514,549	134,796
Broadcom, Inc.	614,134	179,849
Cirrus Logic, Inc. (a)	177,904	12,090
Intel Corp.	1,155,774	65,336
KLA-Tencor Corp.	92,750	15,678
Lam Research Corp.	483,266	130,984
Marvell Technology Group Ltd.	9,797,832	238,969
Mellanox Technologies Ltd. (a)	348,300	39,253
Microchip Technology, Inc. (b)	139,325	13,137
Micron Technology, Inc. (a)	2,727,168	129,677
NVIDIA Corp.	1,148,602	230,892
NXP Semiconductors NV	1,658,702	188,561
Qorvo, Inc. (a)	177,104	14,321
Qualcomm, Inc.	3,670,489	295,254
Skyworks Solutions, Inc.	1,480,798	134,841
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,433,083	125,620
		2,201,890
Software - 15.7%
2U, Inc. (a)(b)	1,013,392	18,165
Adobe, Inc. (a)	1,207,346	335,558
Atom Tickets LLC (a)(d)(e)(f)	516,103	764
Autodesk, Inc. (a)	848,361	125,014
Cloudflare, Inc.	395,787	5,999
Dataminr, Inc. Series E (a)(d)(e)	950,001	14,526
DocuSign, Inc. (a)	166,810	11,041
Dropbox, Inc. Class A (a)	213,201	4,226
Everbridge, Inc. (a)	975,543	67,810
HIVE Blockchain Technologies Ltd. (a)(b)	2,781,600	380
HIVE Blockchain Technologies Ltd. warrants 11/14/19 (a)	2,163,600	8
HubSpot, Inc. (a)	68,043	10,553
Intuit, Inc.	441,861	113,779
Manhattan Associates, Inc. (a)	578,887	43,388
Microsoft Corp.	13,534,272	1,940,409
Netcompany Group A/S (a)(c)	71,800	3,057
New Relic, Inc. (a)	357,342	22,891
Parametric Technology Corp. (a)	52,971	3,544
Paylocity Holding Corp. (a)	180,103	18,479
Q2 Holdings, Inc. (a)	149,019	10,653
Salesforce.com, Inc. (a)	1,486,044	232,551
ServiceNow, Inc. (a)	13,193	3,262
Symantec Corp.	408,379	9,344
Talend SA ADR (a)	1,182,760	42,059
Tanium, Inc. Class B (a)(d)(e)	392,200	3,306
Workday, Inc. Class A (a)	135,527	21,977
		3,062,743
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	7,828,028	1,947,307
Samsung Electronics Co. Ltd.	1,825,780	78,629
Western Digital Corp.	1,252,522	64,693
		2,090,629

TOTAL INFORMATION TECHNOLOGY		8,473,950

MATERIALS - 0.1%
Chemicals - 0.1%
FMC Corp.	50,353	4,607
LG Chemical Ltd.	43,715	11,486
Livent Corp.	47,162	324
		16,417
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	356,907	77,834
Ant International Co. Ltd. Class C (a)(d)(e)	6,818,398	44,865
Crown Castle International Corp.	150,918	20,946
Equinix, Inc.	49,473	28,040
		171,685
TOTAL COMMON STOCKS
(Cost $12,179,700)		19,143,981

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	2,113,909	5,200
CONSUMER DISCRETIONARY - 0.4%
Internet & Direct Marketing Retail - 0.4%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(e)	648,635	259
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	41,091
Series C (a)(d)(e)	300,673	9,237
Series D (d)(e)	929,200	28,545
The Honest Co., Inc. Series D (a)(d)(e)	75,268	3,444
		82,576
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(d)(e)	93,930	39,253
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(d)(e)	620,983	2,037
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(d)(e)	1,817,170	22,369
Series F (a)(d)(e)	683,367	8,412
		30,781
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	4,342,250	23,057
TOTAL HEALTH CARE		53,838
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	13,276
Series H (a)(d)(e)	65,670	14,053
		27,329
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	335,546	1,084
TOTAL INDUSTRIALS		28,413
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.0%
Starry, Inc. Series B (a)(d)(e)	1,811,120	2,590
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	1,367
Series F (Escrow) (a)(d)(e)	90,913	112
		1,479
Software - 0.4%
Dataminr, Inc. Series D (a)(d)(e)	2,219,446	33,935
Delphix Corp. Series D (a)(d)(e)	427,177	3,306
Jello Labs, Inc. Series C (a)(d)(e)	302,678	0
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Taboola.Com Ltd. Series E (a)(d)(e)	1,918,392	41,763
		79,004
TOTAL INFORMATION TECHNOLOGY		83,073
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	269,091	5,164
Series F (a)(d)(e)	14,513	279
		5,443

TOTAL CONVERTIBLE PREFERRED STOCKS		299,833

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (d)(e)	30,303	12,748
TOTAL PREFERRED STOCKS
(Cost $254,028)		312,581

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.83% (g)	46,042,799	46,052
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	204,770,903	204,791
TOTAL MONEY MARKET FUNDS
(Cost $250,843)		250,843
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $12,684,571)		19,707,405
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(232,660)
NET ASSETS - 100%		$19,474,745

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,455,000 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $428,029,000 or 2.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$2,554
AppNexus, Inc. Series F (Escrow)	8/23/16	$213
Atom Tickets LLC	8/15/17	$3,063
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. Series E	7/28/17 - 5/21/18	$14,368
Delphix Corp. Series D	7/10/15	$3,845
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
Mulberry Health, Inc. Series A-8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,017
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$144
Fidelity Securities Lending Cash Central Fund	497
Total	$641

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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